UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.):	[ x ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 November 3, 2009
During the process of completing the 3Q 2009 13F Filing for our firm, I discovered that
1) I did not include 2 security types in our portfolio software system, which produces the 13F holdings report. The 2 security types represent bond ETFs and commodity ETFs.
2) I had not been reporting assets for a group of small accounts, associated with our clients. These accounts are not actively managed and are not charged any management fees by our firm so I did not include them as managed assets. I have determined that these accounts should be included in our 13F reports.

I am amending 13F reports back to March 31, 2009. I am aware that this issue has affected our 13F filings in the past; however I can not re-construct the exact replica of the 13F report that would have been filed originally because of the dynamic changes that occur in our account and client base. We believe that the any effort to reconstruct the holdings would not result in an accurate accounting.

I have changed our 13F reporting process so that these issues will be included in our future filings. If there are any questions or comments about this amendment please contact us.


Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$208,095,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      209     4200 SH       SOLE                     4200
ARM Holdings PLC - ADR         COM              042068106      203    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      293     6150 SH       SOLE                     6150
Accenture PLC Cl A             COM              G1151C101     4551   165540 SH       SOLE                   165540
Adobe Systems Inc              COM              00724F101     3875   181181 SH       SOLE                   181181
Aecom Technology Corp          COM              00766t100     3658   140264 SH       SOLE                   140264
Amgen Inc.                     COM              031162100     3468    70028 SH       SOLE                    70028
Apple Computer                 COM              037833100     5076    48286 SH       SOLE                    48286
Bank of New York Mellon Corp   COM              064058100      416    14729 SH       SOLE                    14729
Berkshire Hathaway Class B     COM              084670207     5476     1942 SH       SOLE                     1942
Boeing                         COM              097023105      287     8058 SH       SOLE                     8058
Campbell Soup Co.              COM              134429109     4926   180030 SH       SOLE                   180030
Caterpillar                    COM              149123101     2705    96746 SH       SOLE                    96746
Celgene Corp                   COM              151020104     3550    79954 SH       SOLE                    79954
Cerner Corp                    COM              156782104     6290   143063 SH       SOLE                   143063
Chevron Corp                   COM              166764100     5702    84803 SH       SOLE                    84803
Cisco Systems Inc              COM              17275R102     4574   272734 SH       SOLE                   272734
Coca Cola Co.                  COM              191216100      574    13060 SH       SOLE                    13060
Comcast Corp Class A           COM              20030N101     4455   326597 SH       SOLE                   326597
ConocoPhillips                 COM              20825C104     3791    96820 SH       SOLE                    96820
Cooper Industries PLC          COM              g24140108     4024   155619 SH       SOLE                   155619
EMC Corporation                COM              268648102     4995   438173 SH       SOLE                   438173
EQT Corp                       COM              26884L109     4596   146686 SH       SOLE                   146686
Emerson Electric               COM              291011104      248     8688 SH       SOLE                     8688
Exxon Mobil Corp               COM              30231G102      449     6587 SH       SOLE                     6587
Financial Select Sector SPDR F COM              81369y605      104    11859 SH       SOLE                    11859
GSI Commerce Inc               COM              36238g102      273    20804 SH       SOLE                    20804
General Electric               COM              369604103     3114   308032 SH       SOLE                   308032
Genzyme Corp                   COM              372917104     3338    56203 SH       SOLE                    56203
Goldman Sachs                  COM              38141G104     7041    66414 SH       SOLE                    66414
Google Inc                     COM              38259P508     5016    14411 SH       SOLE                    14411
Healthcare Select Sector SPDR  COM              81369y209      205     8449 SH       SOLE                     8449
IShares Russell 1000 Growth    COM              464287614      389    11103 SH       SOLE                    11103
ITT Industries Inc             COM              450911102     4258   110673 SH       SOLE                   110673
Johnson & Johnson              COM              478160104      334     6354 SH       SOLE                     6354
Marvell Technology             COM              g5876h105      115    12554 SH       SOLE                    12554
Medtronic Inc                  COM              585055106     3462   117477 SH       SOLE                   117477
Merck & Co.                    COM              589331107      227     8500 SH       SOLE                     8500
Microsoft                      COM              594918104     5846   318220 SH       SOLE                   318220
Morgan Stanley                 COM              617446448     1837    80661 SH       SOLE                    80661
National Oilwell Varco Inc     COM              637071101     3955   137764 SH       SOLE                   137764
Nike Inc Class B               COM              654106103     2870    61200 SH       SOLE                    61200
Oneok Inc                      COM              682680103      217     9580 SH       SOLE                     9580
Oracle Sys Corp.               COM              68389X105      217    12024 SH       SOLE                    12024
PNC Financial Services Group I COM              693475105     4025   137402 SH       SOLE                   137402
Paccar Inc                     COM              693718108      500    19415 SH       SOLE                    19415
Peabody Energy                 COM              704549104     2893   115530 SH       SOLE                   115530
Penn National Gaming           COM              707569109      249    10303 SH       SOLE                    10303
PepsiCo Inc.                   COM              713448108     5682   110381 SH       SOLE                   110381
Petrochina Co LTD - ADR        COM              71646E100      215     2702 SH       SOLE                     2702
Philip Morris International In COM              718172109      279     7850 SH       SOLE                     7850
PowerShares QQQ                COM              73935a104      303    10000 SH       SOLE                    10000
Powershares Wilderhill Clean E COM              73935X500      106    14000 SH       SOLE                    14000
Procter & Gamble               COM              742718109     4687    99528 SH       SOLE                    99528
Qualcomm Inc                   COM              747525103     5281   135730 SH       SOLE                   135730
S&P 500 Depository Receipt     COM              78462F103     5345    67210 SH       SOLE                    67210
S&P Mid-Cap 400 Depository Rec COM              595635103     1083    12223 SH       SOLE                    12223
S&P Small-Cap 600 iShares Trus COM              464287804      911    25034 SH       SOLE                    25034
Schlumberger Ltd.              COM              806857108     4095   100801 SH       SOLE                   100801
Starbucks Corporation          COM              855244109     4419   397714 SH       SOLE                   397714
Target Corp                    COM              87612E106     4219   122687 SH       SOLE                   122687
Technology Select Sector SPDR  COM              81369y803      181    11605 SH       SOLE                    11605
Vanguard Total Stock Mkt ETF   COM              922908769     1053    26608 SH       SOLE                    26608
Varian Medical Sys             COM              92220P105     2440    80142 SH       SOLE                    80142
Walgreen Co.                   COM              931422109     4430   170654 SH       SOLE                   170654
iShares Russell 2000 Index Fun COM              464287655     2138    50833 SH       SOLE                    50833
America Movil - ADR Series L   INTL EQ          02364w105     3755   138655 SH       SOLE                   138655
Market Vectors Gold Miners ETF INTL EQ          57060u100      281     7630 SH       SOLE                     7630
Melco Crown Entertainment ADR  INTL EQ          585464100       91    27668 SH       SOLE                    27668
Nestle SA ADR                  INTL EQ          641069406     5075   149971 SH       SOLE                   149971
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     4534   132027 SH       SOLE                   132027
Select Emerging Markets ETF- V INTL EQ          922042858     4058   172241 SH       SOLE                   172241
Telefonica SA - Spons ADR      INTL EQ          879382208      339     5687 SH       SOLE                     5687
Teva Pharmaceutical            INTL EQ          881624209     6858   152227 SH       SOLE                   152227
Vanguard FSTE All-World Ex- U  INTL EQ          922042775      933    33166 SH       SOLE                    33166
iShares China 25 Index Fund    INTL EQ          464287184     1996    69955 SH       SOLE                    69955
iShares MSCI Japan Index Fund  INTL EQ          464286848      100    12685 SH       SOLE                    12685
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      823    21889 SH       SOLE                    21889
Nuveen Floating Rate Income Fu BETF             67072T108       59 10000.000SH       SOLE                10000.000
iShares Barclays 1-3 Yr Treasu BETF             464287457      452 5366.000 SH       SOLE                 5366.000
iShares Barclays 3-7 Yr Treasu BETF             464288661      308 2678.000 SH       SOLE                 2678.000
iShares Barclays Aggregate Bon BETF             464287226     1021 10062.000SH       SOLE                10062.000
iShares Barclays Int Gov-Credi BETF             464288612      395 3805.000 SH       SOLE                 3805.000
iShares iBoxx Inv Grade Corp B BETF             464287242      481 5108.000 SH       SOLE                 5108.000
SPDR Gold Trust                ETF              78463V107      321     3556 SH       SOLE                     3556
iShares Russell 1000 Index Fun ETF              464287622      473    10932 SH       SOLE                    10932